Stock-Based Employee Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2007	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issuable upon exercise of currently outstanding options		825,000
Shares available for future grants		1,407,800
Total unrecognized compensation cost related to non-vested stock options		$ 3,636
Cost is expected to be recognized		3 years 7 months 13 days
Grant-date per share fair value of options		$ 4.93
Fair value of each option award was estimated risk-free interest rate		0.62%		0.62%
Fair value of each option award was estimated volatility		40.49%		34.00%
Fair value of each option award expected option life		5 years 5 months 27 days		1 year 9 months
Equity participation in holdings	7.00%
Percentage of vested shares	7.50%	12.50%	12.50%	7.50%
Investment interest rate of return		12.00%	12.00%
Estimated dividend yield			0.00%
Total equity-based compensation			101	170
Cash distribution to parent			357
Paid a former executive of the Company as consideration			357
General and administrative cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option compensation was expensed primarily in general and administrative costs.		378
Class B Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost equity awards	525
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance		2,232,800
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the Company's Equity Incentive Plan		4 years
2007 Long-Term Equity Incentive Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the Company's Equity Incentive Plan		5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options are exercisable at various periods ranging from one to four years from date of grant		1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options are exercisable at various periods ranging from one to four years from date of grant		4 years
Maximum [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the Company's Equity Incentive Plan		10 years